Prepaid Expenses - Summary of Incremental Costs of Obtaining Contracts That Capitalized as Assets and Related Amortization Recognized as Commissions (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Amortization recognized as commissions	₩ 2,002,460